Business Segment Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Business Segment Information
Segment assets	$ 509,125	$ 503,349
Segment liabilities	140,401	141,335
Operating segments
Business Segment Information
Segment assets	509,125	503,349
Segment liabilities	140,401	141,335
Operating segments | Iron Ore Royalty
Business Segment Information
Segment assets	226,645	221,702
Segment liabilities	53,519	53,489
Operating segments | Industrial Equity
Business Segment Information
Segment assets	153,240	163,455
Segment liabilities	36,437	37,482
Operating segments | Merkanti Holding plc
Business Segment Information
Segment assets	107,440	117,790
Segment liabilities	49,645	45,808
Operating segments | All other segments
Business Segment Information
Segment assets	21,800	402
Segment liabilities	$ 800	$ 4,556